Share Capital And Capital Management	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Equity and Capital Management [Abstract]
SHARE CAPITAL AND CAPITAL MANAGEMENT

13.    SHARE CAPITAL AND CAPITAL MANAGEMENT

Consolidated balance sheets as at March 31, 2023, June 30, 2022 and June 30, 2021

	Pre-Reverse Split	Adjustments	Post-Reverse Split
Number of shares
– authorized	50,000,000	(40,000,000)	10,000,000
– issued and fully paid	41,948,748	(33,558,998)	8,389,750
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Consolidated statements of profit or loss for the nine months ended March 31, 2023

	Pre-Reverse Split	Adjustments	Post-Reverse Split
Earnings per share
– basic and diluted	0.08	0.32	0.40

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(33,558,998)	8,389,750

Consolidated statements of profit or loss for the nine months ended March 31, 2022

	Pre-Reverse Split	Adjustments	Post-Reverse Split
Earnings per share
– basic and diluted	0.05	0.20	0.25

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(33,558,998)	8,389,750

Each share has a nominal value of US$0.001 per share.

In March 2023, the authorized capital shares of the Company were increased from 50,000,000 to 100,000,000.

On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”). As of the date of this report, the Company has 8,389,750 shares of common stock issued and outstanding.

Earnings per share is calculated by dividing the net income attributable to owners of the Company by the weighted average number of shares in issue throughout the years. There were weighted average of 41,948,748 shares (Pre-Reverse Split) issued and outstanding for the nine months ended March 31, 2023 and 2022. The effects of all potential shares are anti-dilutive for the nine months ended March 31, 2023 and 2022. The Company used weighted average of 8,389,750 shares (Post-Reverse Split) for the purpose of calculating earnings per share on the assumption that the Reverse Split had been effective during the nine months ended March 31, 2023 and 2022.

13.    EQUITY AND CAPITAL MANAGEMENT

Consolidated balance sheets as at June 30, 2022, June 30, 2021 and June 30, 2020

	Pre-Reverse Split	Adjustments	Post-Reverse Split
Number of shares
– authorized	50,000,000	(40,000,000)	10,000,000
– issued and fully paid	41,948,748	(33,558,998)	8,389,750
Value (US$)	39,139	—	39,139

Additional paid -in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Consolidated statements of profit or loss for the year ended June 30, 2022

	Pre-Reverse Split	Adjustments	Post-Reverse Split
Earnings per share
– basic and diluted	0.05	0.18	0.23

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(33,558,998)	8,389,750

Consolidated statements of profit or loss for the year ended June 30, 2021

	Pre-Reverse Split	Adjustments	Post-Reverse Split
Earnings per share
– basic and diluted	0.12	0.49	0.61

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(33,558,998)	8,389,750

Each share has a nominal value of US$0.001 per share.

In March 2023, the authorized capital shares of the Company were increased from 50,000,000 to 100,000,000.

On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”). As of the date of this report, the Company has 41,948,748 shares of common stock. As a result of Reverse Split, the Company has 8,389,750 shares of common stock issued and outstanding.

Earnings per share is calculated by dividing the net income attributable to owners of the Company by the weighted average number of shares in issue throughout the years. There were weighted average of 41,948,748 shares (Pre-Reverse Split) issued and outstanding for the years ended June 30, 2022 and 2021. The effects of all potential shares are anti-dilutive for the years ended June 30, 2022 and 2021. The Company used weighted average of 8,389,750 shares (Post-Reverse Split) for the purpose of calculating earnings per share on the assumption that the Reverse Split had been effective during the years ended June 30, 2022 and 2021.